Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Due within one year	€ 39	€ 102
Due after one year	31	39
Total provisions	€ 70	€ 141	€ 103